Advances for Vessels Under Construction and Vessels, net (Schedule of Vessels, net in the Accompanying Consolidated Balance Sheets) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Vessel Cost
Beginning balance	$ 1,069,204
Additions for vessel acquisitions and improvements	44
Vessel disposals	(11,434)
Vessels held for sale	(12,441)
Ending balance	1,045,373
Accumulated Depreciation
Beginning balance	(235,792)
Vessel disposals	2,145
Depreciation for the period	(18,894)
Vessels held for sale	4,056
Ending balance	(248,485)
Net Book Value
Beginning balance	833,412
Additions for vessel acquisitions and improvements	44
Vessel disposal	(9,289)
Depreciation for the period	(18,894)
Vessels held for sale	(8,385)
Ending balance	$ 796,888